Taxation and Deferred Tax (Details) - Schedule of significant components of our deferred tax liabilities - TINGO, INC. [Member] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Taxation and Deferred Tax (Details) - Schedule of significant components of our deferred tax liabilities [Line Items]
Beginning of period	$ 2,171,039,000	$ 2,360,004,000		$ 2,360,004,000	$ 1,368,923,000		$ 1,444,469,000
Change for the period	(129,143,946)			1,183,192,133
Forex translation difference	8,385,000	(188,965,000)		(188,965,000)	(100,425,000)	(77,669,000)	(74,024,000)
Total Deferred Tax Liabilities	$ 4,326,714,000	$ 2,171,039,000		$ 2,171,039,000	$ 1,268,498,000	$ 2,360,004,000	$ 1,370,445,000	$ 1,444,469,000